Award Timing Disclosure	12 Months Ended
	Jun. 30, 2024	Aug. 14, 2023	Aug. 09, 2023 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards

It is the Compensation Committee’s practice to approve ordinary course annual equity grants at its regularly-scheduled meeting held in August of each year. At this meeting, the Compensation Committee approves the portion of each named
executive officer’s annual equity award that will be granted as stock options. Following approval by the Compensation Committee, all annual equity grants for the fiscal year are made following the Company’s announcement of earnings for the previously completed quarter.
The Company does not schedule its equity grants in anticipation of the release of material, non-public
information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.
The following table presents information regarding PSOs issued to our named executive officers in fiscal 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC. Neither Mr. Ciongoli nor Mr. Dinh received awards of PSOs during these periods.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
 Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
MNPI and the Trading Day Beginning
Immediately Following the Disclosure of
MNPI
(a)

Lachlan K. Murdoch	08/09/2023	264,169	$34.84	$10.41	4.75%	(1.88)%

John P. Nallen	08/09/2023	120,076	$34.84	$10.41	4.75%	(1.88)%

Steven Tomsic	08/09/2023	72,046	$34.84	$10.41	4.75%	(1.88)%

K. Rupert Murdoch	08/09/2023	168,107	$34.84	$10.41	4.75%	(1.88)%

(a)
The Company furnished its financial results for the quarter and fiscal year ended June 30, 2023 on Form
8-K
on August 8, 2023 and filed its Annual Report on Form
10-K
for the fiscal year ended June 30, 2023 on August 11, 2023. The percentage change in the closing market price of FOX’s Class A Common Stock between the trading day ending immediately prior to the furnishing of the Form
8-K
and the trading day beginning immediately following the furnishing of the Form
8-K
is 4.75%. The percentage change in the closing market price of FOX’s Class A Common Stock between the trading day ending immediately prior to the furnishing of the Form
8-K
and the trading day beginning immediately following the filing of the
Form
10-K
is (1.88)%.

Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding PSOs issued to our named executive officers in fiscal 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC. Neither Mr. Ciongoli nor Mr. Dinh received awards of PSOs during these periods.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
 Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
MNPI and the Trading Day Beginning
Immediately Following the Disclosure of
MNPI
(a)

Lachlan K. Murdoch	08/09/2023	264,169	$34.84	$10.41	4.75%	(1.88)%

John P. Nallen	08/09/2023	120,076	$34.84	$10.41	4.75%	(1.88)%

Steven Tomsic	08/09/2023	72,046	$34.84	$10.41	4.75%	(1.88)%

K. Rupert Murdoch	08/09/2023	168,107	$34.84	$10.41	4.75%	(1.88)%

(a)
The Company furnished its financial results for the quarter and fiscal year ended June 30, 2023 on Form
8-K
on August 8, 2023 and filed its Annual Report on Form
10-K
for the fiscal year ended June 30, 2023 on August 11, 2023. The percentage change in the closing market price of FOX’s Class A Common Stock between the trading day ending immediately prior to the furnishing of the Form
8-K
and the trading day beginning immediately following the furnishing of the Form
8-K
is 4.75%. The percentage change in the closing market price of FOX’s Class A Common Stock between the trading day ending immediately prior to the furnishing of the Form
8-K
and the trading day beginning immediately following the filing of the
Form
10-K
is (1.88)%.

Lachlan K. Murdoch [Member]
Awards Close in Time to MNPI Disclosures
Name			Lachlan K. Murdoch
Underlying Securities | shares			264,169
Exercise Price | $ / shares			$ 34.84
Fair Value as of Grant Date | $			$ 10.41
Underlying Security Market Price Change		(0.0188)	0.0475
John P. Nallen [Member]
Awards Close in Time to MNPI Disclosures
Name			John P. Nallen
Underlying Securities | shares			120,076
Exercise Price | $ / shares			$ 34.84
Fair Value as of Grant Date | $			$ 10.41
Underlying Security Market Price Change		(0.0188)	0.0475
Steven Tomsic [Member]
Awards Close in Time to MNPI Disclosures
Name			Steven Tomsic
Underlying Securities | shares			72,046
Exercise Price | $ / shares			$ 34.84
Fair Value as of Grant Date | $			$ 10.41
Underlying Security Market Price Change		(0.0188)	0.0475
K. Rupert Murdoch [Member]
Awards Close in Time to MNPI Disclosures
Name			K. Rupert Murdoch
Underlying Securities | shares			168,107
Exercise Price | $ / shares			$ 34.84
Fair Value as of Grant Date | $			$ 10.41
Underlying Security Market Price Change		(0.0188)	0.0475